Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance for Credit Loss [Abstract]
Beginning balance	$ 18,214	$ 135,082
Reversal of allowance for credit loss		(113,454)
Foreign currency translation adjustments	583	(3,414)
Ending balance	$ 18,797	$ 18,214